Income tax (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Income tax
The PRC	$ 45,860	¥ 284,288	¥ 316,933	¥ 260,462
Non-PRC	(20,836)	(129,168)	(126,009)	(102,277)
Income before income tax expense	$ 25,024	¥ 155,120	¥ 190,924	¥ 158,185